Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We have had no program, plan, or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public information (“MNPI”). Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day). During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 10-K, 10-Q, or Form 8-K that discloses material nonpublic information.

Award Timing Method

We have had no program, plan, or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public information (“MNPI”). Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day). During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 10-K, 10-Q, or Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day). During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 10-K, 10-Q, or Form 8-K that discloses material nonpublic information.